Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss	$ (697,941)	$ (7,081,647)	$ (9,924,859)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(23,035)	(881,398)	150,109
Comprehensive loss	(720,976)	(7,963,045)	(9,774,750)
Comprehensive loss attributable to the non- controlling interest			37,776
Comprehensive loss attributable to the Company	$ (720,976)	$ (7,963,045)	$ (9,736,974)